Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits
	2023				2022
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	1,276	786	2,062		2,589	1,502	4,091
Interest-bearing demand deposits	77,344	10,004	87,348		102,948	16,295	119,243
Savings deposits	28,105	11	28,116		42,437	1,459	43,896
Time deposits	29,222	63,631	92,853	[1]	18,695	60,534	79,229	[1]
Total deposits	135,947	74,432	210,379	[2]	166,669	79,790	246,459	[2]
of which due to banks	–	–	6,952		–	–	11,905
of which customer deposits	–	–	203,427		–	–	234,554
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included uninsured time deposits of CHF 91,274 million and CHF 75,123 million as of December 31, 2023 and 2022, respectively, which were in excess of any country-specific insurance limit or which are not covered by an insurance regime.

2 Not included as of December 31, 2023 and 2022 were CHF 40 million and CHF 55 million, respectively, of overdrawn deposits reclassified as loans.